Offsets	Feb. 25, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Banco Bilbao Vizcaya Argentaria, S.A.
Form or Filing Type	F-4
File Number	333-281111
Initial Filing Date	Jul. 31, 2024
Fee Offset Claimed	$ 345,250.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary shares, with a par value of euro 0.49 per share
Unsold Securities Associated with Fee Offset Claimed | shares	334,639,136
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 3,474,824,729.04
Termination / Withdrawal Statement	A registration fee in the amount of $512,884.13 was previously paid by the Registrant in connection with the filing of a Registration Statement on Form F-4 (File No. 333-281111) (the "Form F-4") with the Securities and Exchange Commission ("SEC") on July 31, 2024, as amended on September 20, 2024, October 15, 2024, February 27, 2025 and September 5, 2025. The Registrant did not sell any securities pursuant to the Form F-4, and the Form F-4 was subsequently withdrawn by the Registrant on October 23, 2025. Pursuant to Rule 457(p) under the Securities Act, the filing fee of $512,884.13 that was previously paid by the Registrant in connection with the Form F-4 is being used to offset the filing fee of $345,250 that is required in connection with this offering.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Banco Bilbao Vizcaya Argentaria, S.A.
Form or Filing Type	F-4
File Number	333-281111
Filing Date	Jul. 31, 2024
Fee Paid with Fee Offset Source	$ 345,250.00
Offset Note	A registration fee in the amount of $512,884.13 was previously paid by the Registrant in connection with the filing of a Registration Statement on Form F-4 (File No. 333-281111) (the "Form F-4") with the Securities and Exchange Commission ("SEC") on July 31, 2024, as amended on September 20, 2024, October 15, 2024, February 27, 2025 and September 5, 2025. The Registrant did not sell any securities pursuant to the Form F-4, and the Form F-4 was subsequently withdrawn by the Registrant on October 23, 2025. Pursuant to Rule 457(p) under the Securities Act, the filing fee of $512,884.13 that was previously paid by the Registrant in connection with the Form F-4 is being used to offset the filing fee of $345,250 that is required in connection with this offering.